SIGNIFICANT ACCOUNTING POLICIES (Cumulative Balance Sheet Adjustments - Adoption of ASC No. 606-10) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Other current assets	$ 23,007	$ 26,022	$ 19,415
Accrued expenses	54,676	67,533	75,270
Accumulated deficit	$ (671,355)	$ (683,029)	(702,959)
Impact of Adoption [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Other current assets			2,004
Accrued expenses			483
Accumulated deficit			1,521
Amounts under Topic 606-10 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Other current assets			21,419
Accrued expenses			75,753
Accumulated deficit			$ (701,438)